Earnings Per Share - Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,286	$ 536,337	$ 601,167
Basic earnings per share for common stock	$ 13.34	$ 13.72	$ 15.46
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,286	$ 536,337	$ 601,167
Diluted earnings per share for common stock	$ 13.3	$ 13.67	$ 15.41
Class B Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 44,214	$ 44,185	$ 50,010
Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	454,680	455,186	499,792
Common Stock [Member] | Class B Common Stock [Member]
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	536,286	536,337	601,167
Less: distributed and undistributed earnings allocated to restricted common stock	37,392	36,966	51,365
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 498,894	$ 499,371	$ 549,802
Weighted-average common shares outstanding - Basic	37,391,461	36,406,148	35,564,203
Basic earnings per share for common stock	$ 13.34	$ 13.72	$ 15.46
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,286	$ 536,337	$ 601,167
Less: distributed and undistributed earnings allocated to restricted common stock	37,369	36,932	51,294
Earnings allocated to Watsco, Inc. shareholders - Diluted	$ 498,917	$ 499,405	$ 549,873
Weighted-average common shares outstanding - Basic	37,391,461	36,406,148	35,564,203
Effect of dilutive stock options	118,871	125,535	119,431
Weighted-average common shares outstanding - Diluted	37,510,332	36,531,683	35,683,634
Diluted earnings per share for common stock	$ 13.3	$ 13.67	$ 15.41